Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 12, 2021
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
CIK	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2021
Effective Date	dei_DocumentEffectiveDate	Nov. 12, 2021
Prospectus Date	rr_ProspectusDate	Nov. 12, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A